Warrant Liabilities (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Warrant Liabilities [Line Items]
Expiration period	5 years	5 years
Redemption of warrant description		at a price of $0.01 per warrant;• upon not less than 30 days’ prior written notice of redemption to each warrant holder; and• if, and only if, the closing price of the common stock equals or exceeds $18.00 per share (as adjusted stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing after the warrants become exercisable and ending three business days before the Company sends to the notice of redemption to the warrant holders.
Common stock, description		In addition, if (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of its initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the Company’s initial Business Combination on the date of the consummation of such initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s Class A common stock during the 20 trading day period starting on the trading day after the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price and the $18.00 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.
Price per warrant (in Dollars per share)	$ 0.01
Exceeds price per share (in Dollars per share)	18
Effective issue price per share (in Dollars per share)	$ 9.2
Percentage of gross proceeds	60.00%
Price per share (in Dollars per share)	$ 9.2
Percentage of market value	115.00%
Issued price per share (in Dollars per share)		$ 10
Public Warrant [Member]
Warrant Liabilities [Line Items]
Warrant outstanding		14,375,000	14,375,000
Warrant Liabilities [Member]
Warrant Liabilities [Line Items]
Percentage of market value	180.00%
Private Placement Warrants [Member]
Warrant Liabilities [Line Items]
Warrant outstanding	8,250,000	8,250,000	8,250,000
Public Warrant [Member]
Warrant Liabilities [Line Items]
Warrant outstanding	14,375,000	14,375,000
Warrant [Member]
Warrant Liabilities [Line Items]
Issued price per share (in Dollars per share)	$ 18